Loans payable (Disclosure of detailed information about executive loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (557,477)	$ 680,585	$ (49,193)
Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	218,116	0
Addition loan	357,273	232,505
Net repayments	(268,857)	(14,389)
Settled shares for debt	(45,000)	0
Unrealized foreign exchange	(4,221)	0
Principal ending balance	$ 257,311	$ 218,116	$ 0